Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Indonesia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.3%
Selamat Sempurna Tbk PT	7,599,400	$870,036
Banks — 49.0%
Bank Aladin Syariah Tbk PT(a)	20,406,100	1,071,038
Bank Central Asia Tbk PT	121,620,490	70,161,918
Bank Jago Tbk PT(a)	10,963,900	1,228,467
Bank Mandiri Persero Tbk PT	88,023,520	28,598,878
Bank Negara Indonesia Persero Tbk PT	36,778,416	10,143,593
Bank Rakyat Indonesia Persero Tbk PT	160,945,654	43,790,567
Bank Tabungan Negara Persero Tbk PT	17,754,126	1,370,348
		156,364,809
Beverages — 0.2%
Sariguna Primatirta Tbk. PT	8,041,400	727,605
Broadline Retail — 3.7%
Bukalapak.com PT Tbk(a)	152,687,200	1,280,774
GoTo Gojek Tokopedia Tbk PT(a)	2,126,888,200	8,361,630
Mitra Adiperkasa Tbk PT	25,447,500	2,029,619
		11,672,023
Capital Markets — 0.6%
Pacific Strategic Financial Tbk PT(a)	25,726,500	1,887,242
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		1,887,242
Chemicals — 5.1%
Avia Avian Tbk PT	31,886,800	924,097
Barito Pacific Tbk PT	58,219,055	4,493,400
Chandra Asri Pacific Tbk PT	17,627,752	10,105,380
ESSA Industries Indonesia Tbk PT	21,801,400	788,029
		16,310,906
Construction & Engineering — 0.2%
Waskita Karya Persero Tbk PT(a)(b)	61,414,619	418,856
Wijaya Karya Persero Tbk PT(a)(b)	20,339,300	229,239
		648,095
Construction Materials — 1.0%
Indocement Tunggal Prakarsa Tbk PT	3,783,644	1,299,686
Semen Indonesia Persero Tbk PT	10,091,141	1,739,298
		3,038,984
Consumer Finance — 0.4%
BFI Finance Indonesia Tbk PT	21,290,300	1,182,794
Consumer Staples Distribution & Retail — 2.4%
Midi Utama Indonesia Tbk PT, NVS	26,669,500	726,426
Sumber Alfaria Trijaya Tbk PT	46,029,400	6,867,672
		7,594,098
Diversified Telecommunication Services — 5.1%
Dayamitra Telekomunikasi PT	10,914,200	405,347
Inovisi Infracom Tbk PT(a)(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	52,347,800	1,877,876
Telkom Indonesia Persero Tbk PT	81,688,790	14,121,681
		16,404,904
Entertainment — 0.3%
MD Entertainment Tbk PT	5,619,500	848,617
Food Products — 6.3%
Astra Agro Lestari Tbk PT	1,177,000	433,518
Charoen Pokphand Indonesia Tbk PT	19,072,025	5,667,612
Cisarua Mountain Dairy PT TBK	3,708,700	1,111,016
Indofood CBP Sukses Makmur Tbk PT	6,194,354	4,139,416
Indofood Sukses Makmur Tbk PT	11,409,630	5,507,558
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—
Security	Shares	Value
Food Products (continued)
Japfa Comfeed Indonesia Tbk PT	17,338,800	$1,708,624
Sawit Sumbermas Sarana Tbk PT	10,406,000	894,316
Ultrajaya Milk Industry & Trading Co. Tbk PT	8,897,500	717,851
		20,179,911
Gas Utilities — 1.1%
Perusahaan Gas Negara Tbk PT	31,101,807	3,466,860
Health Care Providers & Services — 1.2%
Medikaloka Hermina Tbk PT	20,903,700	1,976,163
Mitra Keluarga Karyasehat Tbk PT	11,331,600	1,892,078
		3,868,241
Industrial Conglomerates — 3.6%
Astra International Tbk PT	39,055,830	11,613,505
Insurance — 0.2%
Panin Financial Tbk PT(a)	43,908,478	792,103
Marine Transportation — 0.3%
Transcoal Pacific Tbk PT	2,775,700	1,030,877
Media — 0.4%
Elang Mahkota Teknologi Tbk PT	35,311,700	1,232,519
Metals & Mining — 6.6%
Amman Mineral Internasional PT(a)	16,081,584	6,835,444
Aneka Tambang Tbk	25,130,654	4,793,008
Bumi Resources Minerals Tbk PT(a)	152,496,100	3,642,946
Merdeka Battery Materials Tbk PT(a)	67,501,100	1,490,837
Merdeka Copper Gold Tbk PT(a)	26,172,706	3,227,240
Vale Indonesia Tbk PT	5,419,300	1,163,639
		21,153,114
Oil, Gas & Consumable Fuels — 5.1%
AKR Corporindo Tbk PT	24,306,000	1,897,619
Alamtri Resources Indonesia Tbk PT	34,738,439	4,691,708
Bukit Asam Tbk PT	12,480,000	2,213,171
Bumi Resources Tbk PT(a)	299,183,200	2,157,437
Indo Tambangraya Megah Tbk PT	1,251,600	1,735,864
Medco Energi Internasional Tbk PT	20,698,086	1,554,909
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
United Tractors Tbk PT	1,573,696	2,166,653
		16,417,361
Paper & Forest Products — 1.3%
Indah Kiat Pulp & Paper Tbk PT	6,707,300	2,638,838
Pabrik Kertas Tjiwi Kimia Tbk PT	4,063,400	1,502,983
		4,141,821
Personal Care Products — 0.3%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	29,832,537	942,857
Pharmaceuticals — 1.6%
Kalbe Farma Tbk PT	55,199,585	5,127,749
Real Estate Management & Development — 1.3%
Bumi Serpong Damai Tbk PT(a)	18,176,022	992,179
Ciputra Development Tbk PT	29,247,213	1,761,768
Hanson International Tbk PT(a)(b)	372,896,535	—
Pakuwon Jati Tbk PT	53,012,077	1,300,032
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—
		4,053,979
Specialty Retail — 0.7%
Aspirasi Hidup Indonesia Tbk PT	26,303,979	925,642

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Indonesia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Map Aktif Adiperkasa PT	26,743,700	$1,158,827
		2,084,469
Tobacco — 0.2%
Gudang Garam Tbk PT(a)	1,269,800	779,497
Transportation Infrastructure — 0.5%
Jasa Marga Persero Tbk PT	6,866,108	1,605,885
Wireless Telecommunication Services — 0.7%
XLSMART Telecom Sejahtera Tbk. PT	16,863,500	2,277,452
Total Long-Term Investments — 99.7% (Cost: $417,702,174)		318,318,313
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	300,000	300,000
Total Short-Term Securities — 0.1% (Cost: $300,000)		300,000
Total Investments — 99.8% (Cost: $418,002,174)		318,618,313
Other Assets Less Liabilities — 0.2%		562,581
Net Assets — 100.0%		$319,180,894

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$320,000	$—	$(20,000)(a)	$—	$—	$300,000	300,000	$9,646	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	14	06/20/25	$805	$(20,477)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Indonesia ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$18,265,876	$299,404,342	$648,095	$318,318,313
Short-Term Securities
Money Market Funds	300,000	—	—	300,000
	$18,565,876	$299,404,342	$648,095	$318,618,313
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(20,477)	$—	$—	$(20,477)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares